Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and due from banks	$ 21,485	$ 12,519
Interest-earning deposits in other banks	45,393	69,739
Total cash and cash equivalents	66,878	82,258
Securities
Available-for-sale, at fair value	129,291	123,026
Restricted stock, at cost	5,463	5,463
Total securities	134,754	128,489
Loans	364,580	324,182
Less allowance for loan losses	4,580	4,082
Net loans	360,000	320,100
Premises and equipment, net	8,475	8,513
Core deposit intangible	894	1,034
Goodwill	4,728	4,728
Bank-owned life insurance	8,298	3,068
Accrued interest receivable and other assets	2,873	3,043
TOTAL ASSETS	586,900	551,233
Deposits
Noninterest-bearing	104,147	85,890
Interest-bearing	371,296	357,663
Total deposits	475,443	443,553
Short-term borrowings	43,992	37,073
Other borrowings	12,672	19,161
Accrued interest payable and other liabilities	2,340	2,017
Total liabilities	534,447	501,804
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,736,060 shares in 2012 and 2,734,799 in 2011	18,629	18,629
Additional paid-in capital	9,974	9,994
Retained earnings	26,962	24,391
Treasury stock at cost - 244,542 shares in 2012 and 245,803 in 2011	(4,976)	(5,015)
Accumulated other comprehensive income	1,864	1,430
Total shareholders' equity	52,453	49,429
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 586,900	$ 551,233